UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06142

The Japan Equity Fund, Inc.
(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2013 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2013

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.1%
COMMON STOCKS—99.1%
AIRLINES—1.5%*(a)
348,700	Skymark Airlines, Inc.	$1,388,414
AUTO MANUFACTURERS—9.4%(a)
50,000	Daihatsu Motor Co. Ltd.	1,040,130
32,000	Fuji Heavy Industries Ltd.	432,791
65,300	Honda Motor Co. Ltd.	2,468,287
152,000	Isuzu Motors Ltd.	953,270
77,300	Toyota Motor Corp.	3,692,192
		8,586,670
AUTO PARTS & EQUIPMENT—5.2%(a)
28,700	Aisin Seiki Co. Ltd.	940,112
57,700	Bridgestone Corp.	1,513,284
24,600	Denso Corp.	921,651
31,000	NGK Spark Plug Co. Ltd.	394,323
22,000	Sumitomo Electric Industries Ltd.	247,669
45,300	Tokai Rika Co. Ltd.	741,990
		4,759,029
CHEMICALS—4.4%(a)
97,000	Asahi Kasei Corp.	559,828
9,700	Kuraray Co. Ltd.	124,621
32,800	Lintec Corp.	606,548
6,400	Shin-Etsu Chemical Co. Ltd.	391,457
914,000	Showa Denko KK	1,396,889
36,000	Sumitomo Bakelite Co. Ltd.	143,651
280,000	Sumitomo Chemical Co. Ltd.	819,148
		4,042,142
COMMERCIAL BANKS—11.5%(a)
100,000	Chiba Bank Ltd.	623,127
826,000	Mitsubishi UFJ Financial Group, Inc.	4,697,579
1,018,700	Mizuho Financial Group, Inc.	2,033,302
849,000	Sumitomo Mitsui Trust Holdings, Inc.	3,135,827
		10,489,835
COMPUTERS & PERIPHERALS—1.0%(a)
25,500	TDK Corp.	945,696
DISTRIBUTION/WHOLESALE—8.9%(a)
216,000	ITOCHU Corp.	2,442,853
342,000	Marubeni Corp.	2,512,103
73,700	Mitsubishi Corp.	1,554,862
102,200	Mitsui & Co. Ltd.	1,544,623
		8,054,441
DIVERSIFIED FINANCIAL SERVICES—6.1%(a)
247,000	Japan Securities Finance Co. Ltd.	1,697,374
241,900	Nomura Holdings, Inc.	1,384,703
19,110	ORIX Corp.	2,044,401
13,600	Ricoh Leasing Co. Ltd.	373,009
		5,499,487
DIVERSIFIED TELECOMMUNICATION SERVICES—4.5%(a)
58,900	Nippon Telegraph & Telephone Corp.	2,466,816

See Notes to Portfolio of Investments.

1,064	NTT DOCOMO, Inc.	$1,613,105
		4,079,921
ELECTRICAL COMPONENTS & EQUIPMENT—4.9%(a)
461,000	Hitachi Ltd.	2,735,618
64,000	Mitsubishi Electric Corp.	530,424
15,400	Nidec Corp.	880,282
38,600	Nippon Signal Co. Ltd.	267,618
		4,413,942
ELECTRONICS—6.3%(a)
147,800	Ibiden Co. Ltd.	2,106,546
182,000	Minebea Co. Ltd.	616,145
15,000	Murata Manufacturing Co. Ltd.	924,986
33,200	Omron Corp.	791,295
49,000	Sanyo Denki Co. Ltd.	261,009
106,000	Yaskawa Electric Corp.	990,119
		5,690,100
ENGINEERING & CONSTRUCTION—2.0%(a)
381,000	Kajima Corp.	1,142,069
48,800	Mirait Holdings Corp.	405,156
22,000	Nippo Corp.	295,043
		1,842,268
FOOD & STAPLES—1.2%
19,000	K’s Holdings Corp.(a)	516,595
36,000	Nafco Co. Ltd.	549,183
		1,065,778
GAS UTILITIES—0.7%(a)
85,000	Shizuoka Gas Co. Ltd.	592,500
HAND/MACHINE TOOLS—1.5%(a)
150,000	Fuji Electric Co. Ltd.	350,270
12,400	Makita Corp.	603,898
23,100	THK Co. Ltd.	401,356
		1,355,524
INSURANCE—2.5%(a)
116,800	T&D Holdings, Inc.	1,441,143
26,800	Tokio Marine Holdings, Inc.	791,457
		2,232,600
IRON/STEEL—4.4%(a)
163,800	JFE Holdings, Inc.	3,496,382
164,000	Sanyo Special Steel Co. Ltd.	524,789
		4,021,171
MACHINERY-CONSTRUCTION & MINING—1.8%(a)
63,200	Komatsu Ltd.	1,680,867
MACHINERY-DIVERSIFIED—3.3%(a)
37,400	Fuji Machine Manufacturing Co. Ltd.	291,965
139,000	Kawasaki Heavy Industries Ltd.	430,632
171,000	Mitsubishi Heavy Industries Ltd.	914,391
184,000	OKUMA Corp.	1,391,342
		3,028,330
MEDIA—1.5%(a)
864	Fuji Media Holdings, Inc.	1,357,029
METAL FABRICATE/HARDWARE—0.5%(a)
143,000	NTN Corp.	411,843

See Notes to Portfolio of Investments.

METALS & MINING—1.0%(a)
273,000	Mitsubishi Materials Corp.	$874,125
MISCELLANEOUS MANUFACTURING—3.0%(a)
138,600	FUJIFILM Holdings Corp.	2,763,630
OFFICE/BUSINESS EQUIPMENT—1.6%(a)
39,600	Canon, Inc.	1,442,043
OIL, GAS & CONSUMABLE FUELS—1.2%(a)
191,600	JX Holdings, Inc.	1,130,406
PHARMACEUTICAL—0.3%(a)
22,200	Mitsubishi Tanabe Pharma Corp.	297,606
REAL ESTATE—1.7%(a)
80,000	Keihanshin Building Co. Ltd.	433,930
156,000	Tokyu Land Corp.	1,111,242
		1,545,172
RETAIL—4.0%(a)
13,300	Arcs Co. Ltd.	249,110
24,400	Cawachi Ltd.	502,109
218,600	DCM Holdings Co. Ltd.	1,436,803
67,700	Shimachu Co. Ltd.	1,432,580
		3,620,602
SEMICONDUCTORS—1.0%*(a)
83,100	Sumco Corp.	865,832
STORAGE/WAREHOUSING—1.2%(a)
211,000	Sumitomo Warehouse Co. Ltd. (The)	1,060,008
TEXTILES—0.6%(a)
92,000	Toray Industries, Inc.	531,043
TRANSPORTATION—0.4%(a)
94,000	Nippon Express Co. Ltd.	387,983
	Total Long-Term Investments—99.1% (cost $84,098,585)	90,056,037

Par Amount
SHORT-TERM INVESTMENT—0.1%
$112,000	Repurchase Agreement, State Street Bank and Trust Co., 0.01% dated 01/31/2013, due 02/01/2013 repurchase price $112,000, collateralized by a U.S. Treasury Bond, maturing 11/15/2041; total market value of $115,513	112,000
	Total Short-Term Investment—0.1% (cost $112,000)	112,000
	Total Investments—99.2% (cost $84,210,585) (b)	90,168,037
	Other Assets in Excess of Liabilities—0.8%	698,447
	Net Assets—100.0%	$90,866,484

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2013

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2013

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments	$549,183	$89,506,854	$—	$90,056,037
Short-Term Investment	—	112,000	—	112,000
Total Investments	$549,183	$89,618,854	$—	$90,168,037

The Fund held no Level 3 securities at January 31, 2013.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 due to the utilization of the fair value factors, described above. For the period ended January 31, 2013, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $112,000 as of January 31, 2013.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation:

The books and records of the Fund are maintained in U.S. Dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in Japanese yen are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

(e) Security Transactions, Investment Income and Expenses:

Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

(f) Distributions:

The Fund records dividends and distributions payable to its stockholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book basis/tax basis (“book/tax”) differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2013

(g) Federal Income Taxes:

At January 31, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$84,210,585	$9,136,692	$(3,179,240)	$5,957,452

Item 2. Controls and Procedures

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By:	/s/ Yoshiaki Uematsu
Yoshiaki Uematsu,
Principal Executive Officer of
The Japan Equity Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Yoshiaki Uematsu
Yoshiaki Uematsu,
Principal Executive Officer of
The Japan Equity Fund, Inc.

Date: March 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
The Japan Equity Fund, Inc.

Date: March 26, 2013